                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

Morgan Stanley Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INCOME TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended August 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2005

                                                                    LIPPER
                                               LEHMAN BROTHERS   CORPORATE
                                             INTERMEDIATE U.S.  DEBT FUNDS
                                                   GOVERNMENT/   BBB-RATED
 CLASS A    CLASS B    CLASS C    CLASS D      CREDIT INDEX(1)    INDEX(2)
    5.81%      5.13%      5.16%      6.03%                2.55%       5.23%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Throughout the reporting period, the Federal Open Market Committee (the "Fed") continued the tightening cycle it began in June of 2004. In a series of eight 25 basis-point increases, the Fed brought the federal funds target rate from 1.50 percent at the start of the reporting period to 3.50 percent at the close. Despite these steady increases, most U.S. Treasury yields see-sawed throughout the period. Overall, the yield curve flattened as the yields of short- and intermediate-term Treasuries rose while those of long-term Treasuries declined.

Within the corporate bond market, the period was generally uneventful until the first quarter of 2005, when General Motors reported lower-than-expected earnings. Shortly thereafter, the beleaguered auto manufacturer saw its debt downgraded to below-investment grade, alongside that of Ford Motor and their financial subsidiaries. Although the travails of the auto industry gave investors pause, generally good corporate earnings announcements and positive economic news helped the market regain its bearings in the following months. The utilities sector garnered the highest gains during the annual period, while the financials sector posted the lowest returns.

As the end of the period approached, it was apparent that the full effects of the Fed's actions had yet to ripple through the economy. For the most part, concerns about rising energy prices and inflation as well as faltering growth had muted the impact of the Fed's rate increases, and the market reflected neither underlying fundamental trends nor a more likely course for Fed policy. Moreover, the final days of the reporting period brought heightened uncertainty and anxiety as Hurricane Katrina unleashed catastrophic devastation to the Gulf Coast. While the long-term economic impact remained immeasurable, the immediate economic impact was most evident in the energy sector, as gasoline and natural gas prices soared.

PERFORMANCE ANALYSIS

Morgan Stanley Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index for the 12 months ended August 31, 2005, assuming no deduction of applicable sales charges. For the same period, Class A and Class D shares outperformed the Lipper Corporate Debt Funds BBB-Rated Index, while Class B and Class C shares underperformed, assuming no deduction of applicable sales charges.

A focus on corporate bonds and a reduced emphasis on government bonds buoyed performance relative to the Lehman Brothers benchmark. The Fund's emphasis on medium-quality investment grade credits enhanced performance during the period. As investors sought income, medium quality credits outpaced higher quality bonds. (Bonds with higher credit qualities typically offer lower yields.) However, in keeping with its mandated strategy, the Fund did not invest heavily in below-investment grade issues, which performed even more briskly. The Fund's performance relative to the Lehman benchmark benefited from underweightings in the energy sector and the banking and finance sector.

The Fund's overall interest rate strategy produced mixed results for the period. The low level of interest rates across the yield curve at the beginning of the period led us to conclude that they had little room to fall. As a result, we kept the Fund's overall interest rate exposure below that of its benchmark. This posture was unfavorable to the Fund's returns early in the period when the market rallied, but was more beneficial during periods of rising rates, especially in the later half of the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION *

Corporate Bonds                             72.7%
U.S. Government Obligations                 10.9
Asset-Backed Securities                      7.2
Short-Term Investments                       7.0
Foreign Government Obligations               2.1
Mortgage-Backed Securities                   0.1

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                     27.8%
Aa/AA                                       11.2
A/A                                         21.8
Baa/BBB                                     30.0
Ba/BB                                        9.2

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $5,963,953 WITH UNREALIZED APPRECIATION OF $74,460 AND SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $18,919,813 WITH NET UNREALIZED DEPRECIATION OF $29,185.

DATA AS OF AUGUST 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INVESTMENT GRADE FIXED-INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS AND COMMERCIAL MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                        FUND^       LEHMAN(1)     LIPPER CORP - BBB INDEX(2)
August 31, 1995       $ 10,000      $ 10,000               $ 10,000
August 31, 1996       $ 10,258      $ 10,444               $ 10,441
August 31, 1997       $ 11,071      $ 11,325               $ 11,663
August 31, 1998       $ 11,793      $ 12,342               $ 12,540
August 31, 1999       $ 11,902      $ 12,614               $ 12,618
August 31, 2000       $ 12,117      $ 13,405               $ 13,363
August 31, 2001       $ 13,274      $ 15,052               $ 14,793
August 31, 2002       $ 13,882      $ 16,218               $ 15,245
August 31, 2003       $ 14,108      $ 17,069               $ 16,589
August 31, 2004       $ 14,923      $ 17,934               $ 17,887
August 31, 2005       $ 15,689      $ 18,391               $ 18,822

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2005

                                     CLASS A SHARES*        CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                                    (SINCE 07/28/97)       (SINCE 05/03/89)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                                        IISAX                  IISBX                 IISCX                 IISDX
1 YEAR                                        5.81%(3)              5.13%(3)               5.16%(3)               6.03%(3)
                                              1.31(4)               0.13(4)                4.16(4)                  --
5 YEARS                                       6.18(3)               5.30(3)                5.33(3)                6.13(3)
                                              5.26(4)               4.98(4)                5.33(4)                  --
10 YEARS                                        --                  4.61(3)                  --                     --
                                                --                  4.61(4)                  --                     --
SINCE INCEPTION                               5.12(3)               5.51(3)                4.36(3)                5.18(3)
                                              4.56(4)               5.51(4)                4.36(4)                  --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           03/01/05 -
                                                                     03/01/05          08/31/05            08/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (3.06% return)                                              $  1,000.00       $  1,030.60           $  5.37
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,019.91           $  5.35

CLASS B
Actual (2.70% return)                                              $  1,000.00       $  1,027.00           $  8.43
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,016.89           $  8.39

CLASS C
Actual (2.74% return)                                              $  1,000.00       $  1,027.40           $  8.43
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,016.89           $  8.39

CLASS D
Actual (3.15% return)                                              $  1,000.00       $  1,031.50           $  4.10
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,021.17           $  4.08

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.05%, 1.65%, 1.65% AND 0.80% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.23%, 1.83%, 1.83% AND 0.98% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board noted that the Fund's performance had improved, relative to its performance peer group, from the five- to the three- to the one-year period. The Board concluded that the Fund's performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group because the Adviser had implemented a total expense cap of 0.80%. The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Fund so that the total expense ratio, including the expense cap, of the Fund was less than the total expense ratio of the funds in the expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that includes a breakpoint. The Board also reviewed the level of the Fund's anticipated new management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the new breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY INCOME TRUST

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (72.1%)
             ADVERTISING/MARKETING SERVICES (1.0%)
$      395   Interpublic Group of Companies, Inc. (The)          5.40%       11/15/09        $    373,167
       385   WPP Finance Corp. (United Kingdom)                 5.875        06/15/14             409,081
                                                                                             ------------
                                                                                                  782,248
                                                                                             ------------
             AEROSPACE & DEFENSE (0.9%)
       175   Raytheon Co.                                        4.50        11/15/07             175,304
        32   Raytheon Co.                                        6.75        08/15/07              33,359
       100   Raytheon Co.                                        8.30        03/01/10             114,997
       375   Systems 2001 Asset Trust - 144A**
              (Cayman Islands)                                  6.664        09/15/13             407,861
                                                                                             ------------
                                                                                                  731,521
                                                                                             ------------
             AIR FREIGHT/COURIERS (0.5%)
       125   Fedex Corp.                                         2.65        04/01/07             121,912
       220   Fedex Corp.                                         7.25        02/15/11             247,115
                                                                                             ------------
                                                                                                  369,027
                                                                                             ------------
             AIRLINES (0.3%)
       238   America West Airlines, Inc. (Series 01-1)           7.10        04/02/21             251,031
                                                                                             ------------

             APPAREL/FOOTWEAR RETAIL (0.3%)
       235   Limited Brands, Inc.                                6.95        03/01/33             245,827
                                                                                             ------------

             AUTO PARTS: O.E.M. (0.6%)
       265   Johnson Controls, Inc.                              5.00        11/15/06             266,799
       130   Lear Corp. (Series B)                               8.11        05/15/09             135,591
       100   Meritor Automotive Inc.                             6.80        02/15/09              99,000
                                                                                             ------------
                                                                                                  501,390
                                                                                             ------------

             BEVERAGES: ALCOHOLIC (1.3%)
       485   FBG Finance Ltd. - 144A** (Australia)              5.125        06/15/15             489,156
       505   Miller Brewing Co. - 144A**                         4.25        08/15/08             502,080
                                                                                             ------------
                                                                                                  991,236
                                                                                             ------------

             BUILDING PRODUCTS (0.2%)
       160   Masco Corp.                                        4.625        08/15/07             160,523
                                                                                             ------------

             CABLE/SATELLITE TV (1.0%)
       395   Cox Communications, Inc.                           4.625        01/15/10             391,906
       335   Echostar DBS Corp.                                 6.375        10/01/11             334,581
        25   Echostar DBS Corp.                                 6.625        10/01/14              24,906
                                                                                             ------------
                                                                                                  751,393
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
             CONTAINERS/PACKAGING (0.7%)
$      565   Sealed Air Corp. - 144A**                          5.625%       07/15/13        $    582,556
                                                                                             ------------
             DEPARTMENT STORES (1.9%)
     1,045   May Department Stores Co., Inc.                     5.95        11/01/08           1,090,105
       130   May Department Stores Co., Inc.                    6.875        11/01/05             130,454
       260   Penny (JC) Co., Inc.                                7.40        04/01/37             290,273
                                                                                             ------------
                                                                                                1,510,832
                                                                                             ------------
             DRUGSTORE CHAINS (0.9%)
       577   CVS Corp. - 144A**                                 5.789        01/10/26             620,240
        53   CVS Corp. - 144A**                                 6.204        10/10/25              57,681
                                                                                             ------------
                                                                                                  677,921
                                                                                             ------------
             ELECTRIC UTILITIES (6.8%)
       490   Arizona Public Service Co.                          5.80        06/30/14             525,505
       285   Arizona Public Service Co.                          6.75        11/15/06             293,140
       395   CC Funding Trust I                                  6.90        02/16/07             408,690
       105   Cincinnati Gas & Electric Co.                       5.70        09/15/12             111,271
       265   Consolidated Natural Gas Co.                        5.00        12/01/14             268,069
       470   Consolidated Natural Gas Co. (Series B)            5.375        11/01/06             475,812
       460   Consumers Energy Co.                                4.80        02/17/09             463,780
       475   Detroit Edison Co. (THE)                            4.80        02/15/15             474,201
       285   Entergy Gulf States, Inc.                           3.60        06/01/08             278,310
       365   Entergy Gulf States, Inc.                           3.73+       12/01/09             366,374
       590   Exelon Corp.                                        6.75        05/01/11             651,169
       315   Jersey Central Power & Light Company               5.625        05/01/16             335,317
       230   Pacific Gas & Electric Co.                          6.05        03/01/34             252,542
       140   Panhandle Eastern Pipe Line Co. (Series B)          2.75        03/15/07             136,609
       130   Public Service Electric & Gas Co.
              (Series MTNB)                                      5.00        01/01/13             133,664
       170   Texas Eastern Transmission, LP                      7.00        07/15/32             207,340
                                                                                             ------------
                                                                                                5,381,793
                                                                                             ------------

             ELECTRICAL PRODUCTS (0.6%)
       480   Cooper Industries Inc.                              5.25        07/01/07             487,714
                                                                                             ------------

             ELECTRONICS/APPLIANCES (0.3%)
       260   LG Electronics Inc. - 144A** (South Korea)          5.00        06/17/10             258,519
                                                                                             ------------
             FINANCE/RENTAL/LEASING (7.3%)
       510   CIT Group, Inc.                                    2.875        09/29/06             502,237
       320   CIT Group, Inc.                                    7.375        04/02/07             335,246

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
$      855   Countrywide Home Loans, Inc. (Series MTN)           3.25%       05/21/08        $    829,919
       430   Ford Motor Credit Co.                               7.25        10/25/11             420,947
       765   Ford Motor Credit Co.                              7.375        10/28/09             762,448
        60   Hertz Corp.                                         7.40        03/01/11              59,442
       185   Hertz Corp.                                        7.625        06/01/12             183,604
       435   MBNA Corp.                                         6.125        03/01/13             474,601
       650   Nationwide Building Society - 144A**
              (United Kingdom)                                   4.25        02/01/10             645,215
       445   Residential Capital Corp. - 144A**                 6.375        06/30/10             454,722
       495   SLM Corp. (Series MTNA)                             5.00        10/01/13             506,584
       525   Toyota Motor Credit Corp.                           5.65        01/15/07             533,890
                                                                                             ------------
                                                                                                5,708,855
                                                                                             ------------

             FINANCIAL CONGLOMERATES (5.6%)
       735   Chase Manhattan Corp.                               6.00        02/15/09             772,553
       500   Citicorp                                           6.375        11/15/08             530,300
       235   Citigroup Inc.                                     5.625        08/27/12             249,726
       265   Citigroup Inc.                                      6.00        02/21/12             286,958
       810   General Electric Capital Corp.
              (Series MTNA)                                      6.75        03/15/32             991,579
       420   General Motors Acceptance Corp.                    6.875        09/15/11             398,211
       830   General Motors Acceptance Corp.                     8.00        11/01/31             769,869
       410   Prudential Funding LLC
              (Series MTN) - 144A**                              6.60        05/15/08             435,693
                                                                                             ------------
                                                                                                4,434,889
                                                                                             ------------

             FOOD RETAIL (0.2%)
       160   Safeway Inc.                                        6.15        03/01/06             161,027
                                                                                             ------------

             FOOD: MAJOR DIVERSIFIED (0.3%)
       230   Conagra Foods, Inc.                                 6.00        09/15/06             232,350
                                                                                             ------------

             FOREST PRODUCTS (0.2%)
       150   Weyerhaeuser Co.                                    6.00        08/01/06             151,928
                                                                                             ------------

             GAS DISTRIBUTORS (1.8%)
       370   NiSource Finance Corp.                             4.393+       11/23/09             371,932
       330   Nisource Finance Corp.                             7.625        11/15/05             332,181
        23   Ras Laffan Liquid Natural Gas
              Co. Ltd. - 144A** (Qatar)                         7.628        09/15/06              23,719
       335   Ras Laffan Liquid Natural Gas
              Co. Ltd. - 144A** (Qatar)                         8.294        03/15/14             397,089

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
$      320   Sempra Energy                                      4.621%       05/17/07        $    321,361
                                                                                             ------------
                                                                                                1,446,282
                                                                                             ------------

             HOME FURNISHINGS (0.4%)
       130   Mohawk Industries, Inc. (Class C)                   6.50        04/15/07             134,141
       170   Mohawk Industries, Inc. (Series D)                  7.20        04/15/12             193,078
                                                                                             ------------
                                                                                                  327,219
                                                                                             ------------

             HOME IMPROVEMENT CHAINS (0.4%)
       300   Lowe's Companies, Inc.                              7.50        12/15/05             302,822
                                                                                             ------------

             HOSPITAL/NURSING MANAGEMENT (0.9%)
       625   HCA, Inc.                                           6.30        10/01/12             641,396
        50   HCA, Inc.                                          7.875        02/01/11              55,087
                                                                                             ------------
                                                                                                  696,483
                                                                                             ------------

             HOTELS/RESORTS/CRUISELINES (1.5%)
       695   Hyatt Equities LLC - 144A**                        6.875        06/15/07             713,600
       265   Marriott International, Inc. (Series E)             7.00        01/15/08             279,725
       170   Starwood Hotels & Resorts Worldwide, Inc.          7.375        05/01/07             177,013
                                                                                             ------------
                                                                                                1,170,338
                                                                                             ------------

             HOUSEHOLD/PERSONAL CARE (0.8%)
       590   Clorox Co. (The)                                   3.525+       12/14/07             591,382
                                                                                             ------------

             INDUSTRIAL CONGLOMERATES (1.5%)
       515   Honeywell International, Inc.                      5.125        11/01/06             520,144
       315   Hutchison Whampoa International
              Ltd. - 144A** (Cayman Islands)                     5.45        11/24/10             326,029
       340   Hutchison Whampoa International
              Ltd. - 144A** (Cayman Islands)                     6.50        02/13/13             367,457
                                                                                             ------------
                                                                                                1,213,630
                                                                                             ------------

             INSURANCE BROKERS/SERVICES (2.7%)
     1,135   Farmers Exchange Capital - 144A**                   7.05        07/15/28           1,228,069
       960   Marsh & McLennan Co., Inc.                         5.875        08/01/33             908,446
                                                                                             ------------
                                                                                                2,136,515
                                                                                             ------------

             INVESTMENT BANKS/BROKERS (0.5%)
       330   Goldman Sachs Group Inc. (The)                      5.25        10/15/13             339,137
        60   Goldman Sachs Group Inc. (The)                      6.60        01/15/12              66,225
                                                                                             ------------
                                                                                                  405,362
                                                                                             ------------

             LIFE/HEALTH INSURANCE (0.7%)
       475   John Hancock Global Funding II - 144A**             7.90        07/02/10             547,963
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
             MAJOR BANKS (2.8%)
$      805   Bank of America Corp.                              3.375%       02/17/09        $    782,213
       250   Bank of New York Co., Inc. (The)                    5.20        07/01/07             254,284
       560   HSBC Finance Corp.                                  6.75        05/15/11             619,620
       475   Wachovia Bank NA (Series BKNT)                      7.80        08/18/10             547,897
                                                                                             ------------
                                                                                                2,204,014
                                                                                             ------------

             MAJOR TELECOMMUNICATIONS (4.5%)
       630   AT&T Corp.                                          9.75        11/15/31             828,450
       150   Deutsche Telekom International
              Finance Corp. (Netherlands)                        8.50        06/15/10             172,665
       355   Deutsche Telekom International
              Finance Corp. BV (Netherlands)                     8.75        06/15/30             481,133
       485   France Telecom S.A. (France)                        8.75        03/01/31             680,137
        80   GTE Corp.                                           6.36        04/15/06              81,072
       345   Sprint Capital Corp.                                8.75        03/15/32             482,917
       310   Telecom Italia Capital SpA - 144A**
              (Luxembourg                                        4.00        01/15/10             302,130
       365   Telecom Italia Capital SpA (Luxembourg)             4.00        11/15/08             359,941
       165   Verizon Global Funding Corp.                        7.25        12/01/10             185,705
                                                                                             ------------
                                                                                                3,574,150
                                                                                             ------------

             MANAGED HEALTH CARE (2.7%)
       565   Aetna, Inc.                                        7.875        03/01/11             654,416
       790   Health Net, Inc.                                   9.875        04/15/11             945,410
       175   WellPoint Health Networks Inc.                     6.375        06/15/06             177,726
       265   WellPoint Inc.                                      3.75        12/14/07             260,927
        55   WellPoint Inc.                                      4.25        12/15/09              54,583
                                                                                             ------------
                                                                                                2,093,062
                                                                                             ------------

             MEDIA CONGLOMERATES (1.2%)
       600   News America Holdings, Inc.                         7.75        02/01/24             724,013
       220   News America Inc.                                   7.28        06/30/28             255,017
                                                                                             ------------
                                                                                                  979,030
                                                                                             ------------

             MOTOR VEHICLES (1.6%)
       100   DaimlerChrysler North American
              Holdings Co.                                       8.00        06/15/10             112,299
       425   DaimlerChrysler North American
              Holdings Co.                                       8.50        01/18/31             534,605
       720   General Motors Corp.                               8.375        07/15/33             608,400
                                                                                             ------------
                                                                                                1,255,304
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (2.3%)
$      450   AIG Sun America Global
              Finance VI - 144A**                                6.30%       05/10/11        $    491,068
       300   American General Finance Corp.
              (Series MTNF)                                     5.875        07/14/06             304,193
       485   American General Finance Corp.
              (Series MTNH)                                     4.625        09/01/10             486,063
       365   Equitable Life Assurance Society - 144A**           6.95        12/01/05             367,415
       135   Hartford Financial Services Group, Inc. (The)      2.375        06/01/06             133,118
                                                                                             ------------
                                                                                                1,781,857
                                                                                             ------------

             OIL & GAS PRODUCTION (3.1%)
       145   Chesapeake Energy Corp. - 144A**                    6.50        08/15/17             148,625
       410   Kerr-McGee Corp.                                   5.875        09/15/06             417,630
       230   Kerr-McGee Corp.                                   6.625        10/15/07             238,400
        55   Pemex Project Funding Master Trust                 7.375        12/15/14              62,177
       210   Pemex Project Funding Master Trust                 7.875        02/01/09             230,055
     1,170   Pemex Project Funding Master Trust                  8.00        11/15/11           1,340,235
                                                                                             ------------
                                                                                                2,437,122
                                                                                             ------------

             OTHER METALS/MINERALS (0.5%)
       375   Brascan Corp. (Canada)                             7.125        06/15/12             423,219
                                                                                             ------------

             PROPERTY - CASUALTY INSURERS (2.1%)
       645   Mantis Reef Ltd. - 144A** (Austria)                4.692        11/14/08             642,187
       110   Platinum Underwriters
              Holdings, Ltd. - 144A**                           6.371        11/16/07             111,796
       250   St. Paul Travelers                                  5.01        08/16/07             252,433
       675   XLLIAC Global Funding - 144A**                      4.80        08/10/10             681,018
                                                                                             ------------
                                                                                                1,687,434
                                                                                             ------------

             PUBLISHING: NEWSPAPERS (0.5%)
       415   Knight Ridder, Inc.                                 5.75        09/01/17             422,353
                                                                                             ------------

             PULP & PAPER (1.9%)
       405   Abitibi-Consolidated Inc. (Canada)                  8.55        08/01/10             416,137
       245   Abitibi-Consolidated Inc. (Canada)                  8.85        08/01/30             232,750
       505   Bowater Canada Finance (Canada)                     7.95        11/15/11             522,675
       300   Sappi Papier Holding AG - 144A** (Austria)          6.75        06/15/12             314,173
                                                                                             ------------
                                                                                                1,485,735
                                                                                             ------------

             RAILROADS (1.5%)
       267   Burlington North Santa Fe Railway Co.              4.575        01/15/21             266,562
       270   Norfolk Southern Corp.                              7.35        05/15/07             283,134

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
$      245   Union Pacific Corp.                                6.625%       02/01/08        $    257,563
       210   Union Pacific Corp.                                 6.65        01/15/11             230,251
       160   Union Pacific Corp. (Series MTNE)                   6.79        11/09/07             168,170
                                                                                             ------------
                                                                                                1,205,680
                                                                                             ------------

             REAL ESTATE DEVELOPMENT (0.8%)
       340   World Financial Properties - 144A**                 6.91        09/01/13             365,174
       251   World Financial Properties - 144A**                 6.95        09/01/13             269,727
                                                                                             ------------
                                                                                                  634,901
                                                                                             ------------

             REAL ESTATE INVESTMENT TRUSTS (0.1%)
       100   EOP Operating L.P.                                  4.75        03/15/14              98,238
                                                                                             ------------

             REGIONAL BANKS (1.3%)
       815   Marshall & Ilsley Bank (Series BKNT)                3.80        02/08/08             806,182
       175   US Bancorp                                          5.10        07/15/07             177,786
                                                                                             ------------
                                                                                                  983,968
                                                                                             ------------

             SAVINGS BANKS (1.6%)
        70   Household Finance Corp.                            4.125        11/16/09              69,220
        70   Household Finance Corp.                            6.375        10/15/11              76,343
       215   Household Finance Corp.                             8.00        07/15/10             246,356
       685   Washington Mutual Bank                              5.50        01/15/13             715,948
       105   Washington Mutual Inc.                              8.25        04/01/10             119,642
                                                                                             ------------
                                                                                                1,227,509
                                                                                             ------------

             TOBACCO (0.9%)
       125   Altria Group, Inc.                                  7.00        11/04/13             139,810
       435   Altria Group, Inc.                                  7.75        01/15/27             524,963
                                                                                             ------------
                                                                                                  664,773
                                                                                             ------------

             WIRELESS TELECOMMUNICATIONS (0.4%)
       285   AT&T Wireless Services, Inc.                       7.875        03/01/11             329,771
                                                                                             ------------

             TOTAL CORPORATE BONDS
              (COST $55,863,655)                                                               56,698,696
                                                                                             ------------

             ASSET-BACKED SECURITIES (7.1%)
             FINANCE/RENTAL/LEASING
       550   Chase Manhattan Auto Owner Trust
              2004-A A4                                          2.83        09/15/10             536,477
       350   CIT Equipment Collateral 2004-EF1 A3                3.50        09/20/08             345,706
       550   Daimler Chrysler Auto Trust 2003-B A4               2.86        03/09/09             541,062
       325   Ford Credit Auto Owner Trust 2005-B A3              4.17        01/15/09             325,138

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                  COUPON            MATURITY
THOUSANDS                                                   RATE               DATE              VALUE
---------------------------------------------------------------------------------------------------------
$      450   Harley-Davidson Motorcycle
              Trust 2004-2 A2                                3.56%           02/15/12        $    445,738
       600   Harley-Davidson Motorcycle Trust
              2005-1 A2                                      3.76            12/17/12             595,001
       550   Honda Auto Receivables Owner Trust
              2004-1 A4                                      3.06            10/21/09             540,287
       800   MBNA Credit Card Master Note Trust
              2004-A4 A4                                     2.70            09/15/09             782,518
       500   TXU Electric Delivery Transition
              Bond Co. LLC 2004-1 A2                         4.81            11/17/14             509,399
       650   USAA Auto Owner Trust 2004-2 A4                 3.58            02/15/11             643,306
       350   Volkswagen Auto Lease Trust 2005-A A3           3.82            05/20/08             348,876
                                                                                             ------------
             TOTAL ASSET-BACKED SECURITIES
               (COST $5,684,518)                                                                5,613,508
                                                                                             ------------

             FOREIGN GOVERNMENT OBLIGATIONS (2.1%)
       395   Russian Federation (Russia) - 144A**             5.00#          03/31/30             451,288
       110   United Mexican States (Mexico)                  8.375           01/14/11             128,535
       860   United Mexican States (Mexico)                  9.875           02/01/10           1,039,740
                                                                                             ------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (COST $1,556,172)                                                                1,619,563
                                                                                             ------------

             U.S. GOVERNMENT AGENCIES -
                MORTGAGE-BACKED SECURITIES (0.1%)
        21   Federal Home Loan Mortgage Corp.                7.50            09/01/30              22,556
        37   Federal National Mortgage Association           7.50       09/01/29 - 04/01/32        38,836
                                                                                             ------------
             TOTAL U.S. GOVERNMENT AGENCIES -
                MORTGAGE-BACKED SECURITIES
                (COST $60,966)                                                                     61,392
                                                                                             ------------

             U.S. GOVERNMENT OBLIGATIONS (10.8%)
     5,125   U.S. Treasury Bonds                        6.125 - 6.375   08/15/27 - 08/15/29     6,567,242
     1,150   U.S. Treasury Note                              4.25            08/15/13           1,171,564
     1,900   U.S. Treasury Strips                            0.00       02/15/25 - 02/15/27       780,771
                                                                                             ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
                (COST $8,146,288)                                                               8,519,577
                                                                                             ------------
             SHORT-TERM INVESTMENTS (6.9%)

             U.S. GOVERNMENT OBLIGATION (a) (0.1%)
       100   U.S. Treasury Bill*
              (COST $98,762)                                 3.35            01/12/06              98,762
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON         MATURITY
THOUSANDS                                                      RATE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (6.8%)
$    5,374   Joint repurchase agreement account
                (dated 08/31/05; proceeds $5,374,534) (b)
                (COST $5,374,000)                               3.575%       09/01/05        $  5,374,000
                                                                                             ------------

             TOTAL SHORT-TERM INVESTMENTS
                (COST $5,472,762)                                                               5,472,762
                                                                                             ------------
             Total Investments
                (COST $76,784,361) (c) (d)                                     99.1%           77,985,498
             OTHER ASSETS IN EXCESS OF LIABILITIES                              0.9               701,925
                                                                              -----          ------------
             NET ASSETS                                                       100.0%         $ 78,687,423
                                                                              =====          ============

----------
   * A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $8,870.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   #    STEP UP COUPON; WILL CONVERT TO 7.5% ON APRIL 1, 2007.
   +    FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31,
        2005.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $24,771,374 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $77,484,898. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,496,739 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $996,139 RESULTING IN NET UNREALIZED APPRECIATION OF $500,600.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2005:

                                                                                              UNREALIZED
NUMBER OF                                 DESCRIPTION, DELIVERY           UNDERLYING FACE    APPRECIATION
CONTRACTS         LONG/SHORT                  MONTH AND YEAR              AMOUNT AT VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
     49             Long              U.S. Treasury Notes 10 year        $   5,491,828       $    68,106
                                      December 2005
      4             Long              U.S. Treasury Bonds 20 year              472,125             6,354
                                      December 2005
      5             Short             U.S. Treasury Notes 5 year              (542,656)           (6,420)
                                      September 2005
      9             Short             U.S. Treasury Notes 5 year              (975,375)           (8,214)
                                      December 2005
     27             Short             U.S. Treasury Notes 2 year            (5,597,438)           21,435
                                      September 2005
     57             Short             U.S. Treasury Notes 2 year           (11,804,344)          (35,986)
                                      December 2005
                                                                                             ------------
                                      Net unrealized appreciation                            $     45,275
                                                                                             ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments in securities, at value
  (cost $76,784,361)                                                $    77,985,498
Receivable for:
  Interest                                                                  886,294
  Shares of beneficial interest sold                                         61,014
Prepaid expenses and other assets                                            41,822
                                                                    ---------------
  TOTAL ASSETS                                                           78,974,628
                                                                    ---------------
LIABILITIES:
Payable for:
  Distribution fee                                                           39,488
  Shares of beneficial interest redeemed                                     37,204
  Investments purchased                                                      36,642
  Dividends and distributions to shareholders                                17,647
  Variation margin                                                           13,701
  Administration fee                                                          5,683
  Transfer agent fee                                                          3,003
  Investment advisory fee                                                     2,113
Accrued expenses and other payables                                         131,724
                                                                    ---------------
    TOTAL LIABILITIES                                                       287,205
                                                                    ---------------
    NET ASSETS                                                      $    78,687,423
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $    84,257,940
Net unrealized appreciation                                               1,246,412
Dividends in excess of net
investment income                                                          (695,546)
Accumulated net realized loss                                            (6,121,383)
                                                                    ---------------
    NET ASSETS                                                      $    78,687,423
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $    32,037,971
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 3,319,726
    NET ASSET VALUE PER SHARE                                       $          9.65
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)               $         10.08
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $    35,738,936
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 3,733,987
    NET ASSET VALUE PER SHARE                                       $          9.57
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     6,215,274
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   648,185
    NET ASSET VALUE PER SHARE                                       $          9.59
                                                                    ===============
CLASS D SHARES:
NET ASSETS                                                          $     4,695,242
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   492,282
    NET ASSET VALUE PER SHARE                                       $          9.54
                                                                    ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

NET INVESTMENT INCOME:
INTEREST INCOME                                                     $     4,431,254
                                                                    ---------------
EXPENSES
Distribution fee (Class A shares)                                            37,054
Distribution fee (Class B shares)                                           493,791
Distribution fee (Class C shares)                                            57,123
Investment advisory fee                                                     392,067
Transfer agent fees and expenses                                            114,743
Professional fees                                                            81,125
Shareholder reports and notices                                              79,351
Administration fee                                                           56,807
Registration fees                                                            38,687
Custodian fees                                                               29,667
Trustees' fees and expenses                                                   8,399
Other                                                                        23,662
                                                                    ---------------
    TOTAL EXPENSES                                                        1,412,476
Less: amounts waived/reimbursed                                            (131,331)
                                                                    ---------------
    NET EXPENSES                                                          1,281,145
                                                                    ---------------
    NET INVESTMENT INCOME                                                 3,150,109
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                               1,094,726
Futures contracts                                                             8,707
                                                                    ---------------
    NET REALIZED GAIN                                                     1,103,433
                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                (237,528)
Futures contracts                                                           362,706
                                                                    ---------------
    NET APPRECIATION                                                        125,178
                                                                    ---------------
    NET GAIN                                                              1,228,611
                                                                    ---------------
NET INCREASE                                                        $     4,378,720
                                                                    ===============


                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                         AUGUST 31, 2005   AUGUST 31, 2004
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $     3,150,109   $     3,655,611
Net realized gain                                                              1,103,433            62,074
Net change in unrealized appreciation                                            125,178         2,654,295
                                                                         ---------------   ---------------
    NET INCREASE                                                               4,378,720         6,371,980
                                                                         ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                  (753,287)         (350,990)
Class B shares                                                                (2,357,036)       (3,453,039)
Class C shares                                                                  (284,981)         (332,476)
Class D shares                                                                  (258,588)         (321,400)
                                                                         ---------------   ---------------
    TOTAL DIVIDENDS                                                           (3,653,892)       (4,457,905)
                                                                         ---------------   ---------------

NET DECREASE FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST              (16,476,445)      (34,307,978)
                                                                         ---------------   ---------------

    NET DECREASE                                                             (15,751,617)      (32,393,903)

NET ASSETS:
Beginning of period                                                           94,439,040       126,832,943
                                                                         ---------------   ---------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $695,546
AND $549,749, RESPECTIVELY)                                              $    78,687,423   $    94,439,040
                                                                         ===============   ===============


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Income Trust (the "Fund"), formerly Morgan Stanley Quality Income Trust, (the Fund's name changed effective April 29, 2005) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; 0.22% to the portion of the daily net assets in excess of $1.25 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $500 million; 0.50% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net assets in excess of $1 billion.

For the period September 1, 2004 through August 31, 2005, the Investment Adviser waived its fee and reimbursed expenses to the extent they exceeded 0.80%, excluding distribution fees, of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,542,528 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.82%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $128,211 and $3,241, respectively and received $25,055 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended August 31, 2005, aggregated $38,120,599, and $56,949,066, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $13,828,450 and $5,733,902, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,311. At August 31, 2005, the Fund had an accrued pension liability of $62,308 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                  FOR THE YEAR
                                                           ENDED                         ENDED
                                                      AUGUST 31, 2005               AUGUST 31, 2004
                                                --------------------------    ---------------------------
                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                                ----------   -------------    ----------    -------------
CLASS A SHARES
Sold                                               221,589   $   2,132,992       704,453    $   6,705,247
Conversion from Class B                          2,729,474      25,880,591            --               --
Reinvestment of dividends                           52,537         502,897        24,923          237,640
Redeemed                                          (481,353)     (4,601,088)     (958,026)      (9,092,170)
                                                ----------   -------------    ----------    -------------
Net increase (decrease) -- Class A               2,522,247      23,915,392      (228,650)      (2,149,283)
                                                ----------   -------------    ----------    -------------
CLASS B SHARES
Sold                                               523,679       4,969,424       923,982        8,779,096
Conversion to Class A                           (2,752,699)    (25,880,591)           --               --
Reinvestment of dividends                          160,297       1,521,702       238,171        2,253,505
Redeemed                                        (1,965,508)    (18,649,225)   (4,090,065)     (38,614,692)
                                                ----------   -------------    ----------    -------------
Net decrease -- Class B                         (4,034,231)    (38,038,690)   (2,927,912)     (27,582,091)
                                                ----------   -------------    ----------    -------------
CLASS C SHARES
Sold                                               127,272       1,208,754       195,232        1,846,576
Reinvestment of dividends                           22,019         209,341        25,345          240,274
Redeemed                                          (287,875)     (2,733,330)     (546,505)      (5,137,914)
                                                ----------   -------------    ----------    -------------
Net decrease -- Class C                           (138,584)     (1,315,235)     (325,928)      (3,051,064)
                                                ----------   -------------    ----------    -------------
CLASS D SHARES
Sold                                                70,246         665,641       279,178        2,647,709
Reinvestment of dividends                           21,317         201,615        23,723          223,653
Redeemed                                          (201,163)     (1,905,168)     (466,532)      (4,396,902)
                                                ----------   -------------    ----------    -------------
Net decrease -- Class D                           (109,600)     (1,037,912)     (163,631)      (1,525,540)
                                                ----------   -------------    ----------    -------------
Net decrease in Fund                            (1,760,168)  $ (16,476,445)   (3,646,121)   $ (34,307,978)
                                                ==========   =============    ==========    =============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

                                                FOR THE YEAR     FOR THE YEAR
                                                    ENDED            ENDED
                                               AUGUST 31, 2005  AUGUST 31, 2004
                                               ---------------  ---------------
Ordinary income                                 $   3,679,846    $    4,434,750
                                               ===============  ===============

As of August 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                        $     73,498
Undistributed long-term gains                                  --
                                                     ------------
Net accumulated earnings                                   73,498
Capital loss carryforward*                             (6,064,561)
Temporary differences                                     (80,054)
Net unrealized appreciation                               500,600
                                                     ------------
Total accumulated losses                             $ (5,570,517)
                                                     ============

*During the year ended August 31, 2005, the Fund utilized $455,226 of its net capital loss carryforward. As of August 31, 2005, the Fund had a net capital loss carryforward of $6,064,561 of which $199,882 will expire on August 31, 2006, $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on
August 31, 2009, $313,469 will expire on August 31, 2010 and $1,513,272 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts, dividend payable and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,896,040, accumulated net realized loss was credited $1,538,054 and dividends in excess of net investment income was credited $357,986.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------
                                                        2005            2004            2003         2002         2001
                                                     ----------      ----------      ----------   ----------   ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.56      $     9.39      $     9.53   $     9.35   $     8.97
                                                     ----------      ----------      ----------   ----------   ----------

Income from investment operations:
   Net investment income                                   0.38            0.35            0.20         0.37         0.52
   Net realized and unrealized gain                        0.16            0.26            0.01         0.19         0.38
                                                     ----------      ----------      ----------   ----------   ----------
Total income from investment operations                    0.54            0.61            0.21         0.56         0.90
                                                     ----------      ----------      ----------   ----------   ----------

Less dividends from net investment income                 (0.45)          (0.44)          (0.35)       (0.38)       (0.52)
                                                     ----------      ----------      ----------   ----------   ----------

Net asset value, end of period                       $     9.65      $     9.56      $     9.39   $     9.53   $     9.35
                                                     ==========      ==========      ==========   ==========   ==========

TOTAL RETURN+                                              5.81%           6.57%           2.17%        6.17%       10.34%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.03%(2)        1.19%(2)        1.14%        1.04%        1.21%
Net investment income                                      4.08%(2)        3.86%(2)        2.14%        4.03%        5.71%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   32,038      $    7,628      $    9,636   $   10,730   $    4,177
Portfolio turnover rate                                      46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSES AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                  EXPENSE   NET INVESTMENT
                  PERIOD ENDED     RATIO     INCOME RATIO
                ---------------   -------   --------------
                AUGUST 31, 2005    1.18%        3.93%
                AUGUST 31, 2004    1.24         3.81

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------
                                                        2005            2004            2003         2002         2001
                                                     ----------      ----------      ----------   ----------   ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.48      $     9.32      $     9.45   $     9.35   $     8.98
                                                     ----------      ----------      ----------   ----------   ----------

Income from investment operations:
   Net investment income                                   0.31            0.29            0.14         0.31         0.47
   Net realized and unrealized gain                        0.16            0.24            0.02         0.10         0.37
                                                     ----------      ----------      ----------   ----------   ----------
Total income from investment operations                    0.47            0.53            0.16         0.41         0.84
                                                     ----------      ----------      ----------   ----------   ----------

Less dividends from net investment income                 (0.38)          (0.37)          (0.29)       (0.31)       (0.47)
                                                     ----------      ----------      ----------   ----------   ----------

Net asset value, end of period                       $     9.57      $     9.48      $     9.32   $     9.45   $     9.35
                                                     ==========      ==========      ==========   ==========   ==========

TOTAL RETURN+                                              5.13%           5.78%           1.63%        4.58%        9.55%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.65%(2)        1.85%(2)        1.79%        1.72%        1.84%
Net investment income                                      3.46%(2)        3.20%(2)        1.49%        3.35%        5.08%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   35,739      $   73,650      $   99,695   $  103,238   $   97,452
Portfolio turnover rate                                      46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSES AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                  EXPENSE   NET INVESTMENT
                  PERIOD ENDED     RATIO     INCOME RATIO
                ---------------   -------   --------------
                AUGUST 31, 2005    1.80%        3.31%
                AUGUST 31, 2004    1.90         3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------
                                                        2005            2004            2003         2002         2001
                                                     ----------      ----------      ----------   ----------   ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.50      $     9.34      $     9.46   $     9.36   $     8.99
                                                     ----------      ----------      ----------   ----------   ----------

Income from investment operations:
   Net investment income                                   0.31            0.29            0.14         0.31         0.47
   Net realized and unrealized gain                        0.17            0.24            0.03         0.10         0.37
                                                     ----------      ----------      ----------   ----------   ----------
Total income from investment operations                    0.48            0.53            0.17         0.41         0.84
                                                     ----------      ----------      ----------   ----------   ----------

Less dividends from net investment income                 (0.39)          (0.37)          (0.29)       (0.31)       (0.47)
                                                     ----------      ----------      ----------   ----------   ----------

Net asset value, end of period                       $     9.59      $     9.50      $     9.34   $     9.46   $     9.36
                                                     ==========      ==========      ==========   ==========   ==========

TOTAL RETURN+                                              5.16%           5.77%           1.74%        4.57%        9.54%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.62%(2)        1.85%(2)        1.79%        1.72%        1.84%
Net investment income                                      3.49%(2)        3.20%(2)        1.49%        3.35%        5.08%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    6,215      $    7,474      $   10,389   $    6,415   $    4,226
Portfolio turnover rate                                      46%            164%            429%         400%         358%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSES AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                  EXPENSE   NET INVESTMENT
                  PERIOD ENDED     RATIO     INCOME RATIO
                ---------------   -------   --------------
                AUGUST 31, 2005    1.77%        3.34%
                AUGUST 31, 2004    1.90         3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------
                                                        2005            2004            2003         2002         2001
                                                     ----------      ----------      ----------   ----------   ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.45      $     9.29      $     9.43   $     9.35   $     8.98
                                                     ----------      ----------      ----------   ----------   ----------

Income from investment operations:
   Net investment income                                   0.39            0.37            0.22         0.38         0.55
   Net realized and unrealized gain                        0.16            0.24            0.01         0.09         0.37
                                                     ----------      ----------      ----------   ----------   ----------

Total income from investment operations                    0.55            0.61            0.23         0.47         0.92
                                                     ----------      ----------      ----------   ----------   ----------

Less dividends from net investment income                 (0.46)          (0.45)          (0.37)       (0.39)       (0.55)
                                                     ----------      ----------      ----------   ----------   ----------

Net asset value, end of period                       $     9.54      $     9.45      $     9.29   $     9.43   $     9.35
                                                     ==========      ==========      ==========   ==========   ==========

TOTAL RETURN+                                              6.03%           6.68%           2.39%        5.23%       10.48%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.80%(2)        1.00%(2)        0.94%        0.87%        0.99%
Net investment income                                      4.31%(2)        4.05%(2)        2.34%        4.20%        5.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    4,695      $    5,687      $    7,113   $   11,943   $    3,018
Portfolio turnover rate                                      46%            164%            429%         400%         358%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSES AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                  EXPENSE   NET INVESTMENT
                  PERIOD ENDED     RATIO     INCOME RATIO
                ---------------   -------   --------------
                AUGUST 31, 2005    0.95%        4.16%
                AUGUST 31, 2004    1.05         4.00

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Trust (the "Fund"), formerly Morgan Stanley Quality Income Trust, including the portfolio of investments, as of August 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Trust as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 17, 2005

MORGAN STANLEY INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                           POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING  OVERSEEN     OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE    REGISTRANT   TIME SERVED*           PAST 5 YEARS**        BY TRUSTEE***            TRUSTEE
-------------------------- ----------- -------------- ------------------------------ ------------- ---------------------------
Michael Bozic (64)         Trustee     Since          Private Investor;              197           Director of various business
Trustee of c/o Kramer                  April 1994     Director or Trustee of the                   organizations.
Levin Naftalis & Frankel                              Retail Funds (since April
LLP                                                   1994) and the Institutional
Counsel to the                                        Funds (since July 2003);
Independent Trustees                                  formerly Vice Chairman of
1177 Avenue of the                                    Kmart Corporation
Americas                                              (December 1998-
New York, NY 10036                                    October 2000), Chairman
                                                      and Chief Executive
                                                      Officer of Levitz
                                                      Furniture Corporation
                                                      (November 1995-November
                                                      1998) and President
                                                      and Chief Executive
                                                      Officer of Hills
                                                      Department Stores (May
                                                      1991-July 1995); formerly
                                                      variously Chairman, Chief
                                                      Executive Officer,
                                                      President and Chief
                                                      Operating Officer
                                                      (1987-1991) of the Sears
                                                      Merchandise Group of
                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)         Trustee     Since          Consultant; Director or        197           Director of Franklin
1031 N. Chartwell Court                January 1993   Trustee of the Retail                        Covey (time management
Salt Lake City, UT 84103                              Funds (since January 1993)                   systems), BMW Bank of
                                                      and the Institutional                        North America, Inc.
                                                      Funds (since July 2003);                     (industrial loan
                                                      member of the Utah                           corporation), Escrow Bank
                                                      Regional Advisory Board                      USA (industrial loan
                                                      of Pacific Corp. (utility                    corporation), United
                                                      company); formerly                           Space Alliance (joint
                                                      Managing Director of                         venture between Lockheed
                                                      Summit Ventures LLC                          Martin and the Boeing
                                                      (lobbying and consulting                     Company) and Nuskin Asia
                                                      firm) (2000-2004); United                    Pacific (multilevel
                                                      States Senator (R-Utah)                      marketing); member of the
                                                      (1974-1992) and Chairman,                    board of various civic
                                                      Senate Banking Committee                     and charitable
                                                      (1980-1986), Mayor of                        organizations.
                                                      Salt Lake City, Utah
                                                      (1971-1974), Astronaut,
                                                      Space Shuttle Discovery
                                                      (April 12-19, 1985), and
                                                      Vice Chairman, Huntsman
                                                      Corporation (chemical
                                                      company).

Wayne E. Hedien (71)       Trustee     Since          Retired; Director or           197           Director of The PMI Group
c/o Kramer Levin Naftalis              September      Trustee of the Retail                        Inc. (private mortgage
& Frankel LLP                          1997           Funds (since September 1997)                 insurance); Trustee and
Counsel to the Independent                            and the Institutional Funds                  Vice Chairman of The
Trustees                                              (since July 2003);                           Field Museum of Natural
1177 Avenue of the                                    formerly associated with                     History; director of
Americas                                              the Allstate Companies                       various other business
New York, NY 10036                                    (1966-1994), most recently as                and charitable
                                                      Chairman of The Allstate                     organizations.
                                                      Corporation (March 1993-
                                                      December 1994) and
                                                      Chairman and Chief
                                                      Executive Officer of its
                                                      wholly-owned subsidiary,
                                                      Allstate Insurance
                                                      Company (July 1989-December
                                                      1994).


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                           POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   OVERSEEN    OTHER DIRECTORSHIPS HELD BY
    INDEPENDENT TRUSTEE    REGISTRANT   TIME SERVED*           PAST 5 YEARS**        BY TRUSTEE***            TRUSTEE
-------------------------- ----------- -------------- ------------------------------ ------------- ---------------------------
Dr. Manuel H. Johnson (56) Trustee     Since          Senior Partner, Johnson        197           Director of NVR, Inc.
c/o Johnson Smick Group,               July 1991      Smick International,                         (home construction);
Inc.                                                  Inc., a consulting firm;                     Director of KFX Energy;
888 16th Street, NW                                   Chairman of the Audit                        Director of RBS Greenwich
Suite 740                                             Committee and Director or                    Capital Holdings
Washington, D.C. 20006                                Trustee of the Retail                        (financial holding
                                                      Funds (since July 1991)                      company).
                                                      and the Institutional
                                                      Funds (since July 2003);
                                                      Co-Chairman and a founder
                                                      of the Group of Seven
                                                      Council (G7C), an
                                                      international economic
                                                      commission; formerly Vice
                                                      Chairman of the Board of
                                                      Governors of the Federal
                                                      Reserve System and
                                                      Assistant Secretary of
                                                      the U.S. Treasury.

Joseph J. Kearns (63)      Trustee     Since          President, Kearns &            198           Director of Electro Rent
c/o Kearns & Associates                July 2003      Associates LLC                               Corporation (equipment
LLC                                                   (investment consulting);                     leasing), The Ford Family
PMB754                                                Deputy Chairman of the                       Foundation, and the UCLA
23852 Pacific Coast Highway                           Audit Committee and                          Foundation.
Malibu, CA 90265                                      Director or Trustee of
                                                      the Retail Funds (since
                                                      July 2003) and the
                                                      Institutional Funds (since
                                                      August 1994); previously
                                                      Chairman of the Audit
                                                      Committee of the
                                                      Institutional Funds
                                                      (October 2001-July 2003);
                                                      formerly CFO of the
                                                      J. Paul Getty Trust.

Michael E. Nugent (69)     Trustee     Since          General Partner of             197           Director of various business
c/o Triumph Capital, L.P.              July 1991      Triumph Capital, L.P., a                     organizations.
445 Park Avenue                                       private investment
New York, NY 10022                                    partnership; Chairman of
                                                      the Insurance Committee
                                                      and Director or Trustee
                                                      of the Retail Funds
                                                      (since July 1991) and the
                                                      Institutional Funds
                                                      (since July 2001);
                                                      formerly Vice President,
                                                      Bankers Trust Company and
                                                      BT Capital Corporation
                                                      (1984-1988).

Fergus Reid (73)           Trustee     Since          Chairman of Lumelite           198           Trustee and Director of
c/o Lumelite Plastics                  July 2003      Plastics Corporation;                        certain investment
Corporation                                           Chairman of the                              companies in the
85 Charles Colman Blvd.                               Governance Committee and                     JPMorgan Funds complex
Pawling, NY 12564                                     Director or Trustee of the                   managed by J.P. Morgan
                                                      Retail Funds (since                          Investment Management
                                                      July 2003) and the                           Inc.
                                                      Institutional Funds (since
                                                      June 1992).

INTERESTED TRUSTEES:

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                           POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   OVERSEEN    OTHER DIRECTORSHIPS HELD BY
    INTERESTED TRUSTEE     REGISTRANT   TIME SERVED*           PAST 5 YEARS**        BY TRUSTEE***            TRUSTEE
-------------------------- ----------- -------------- ------------------------------ ------------- ---------------------------
Charles A.                 Chairman of Since          Chairman and Director or       197           None.
Fiumefreddo (72)           the Board   July 1991      Trustee of the Retail Funds
c/o Morgan Stanley Trust   and Trustee                (since July 1991) and the
Harborside Financial                                  Institutional Funds
Center, Plaza Two,                                    (since July 2003);
Jersey City, NJ 07311                                 formerly Chief Executive
                                                      Officer of the Retail Funds
                                                      (until September 2002).

James F. Higgins (57)      Trustee     Since          Director or Trustee of         197           Director of AXA
c/o Morgan Stanley Trust               June 2000      the Retail Funds (since                      Financial, Inc. and The
Harborside Financial                                  June 2000) and the                           Equitable Life Assurance
Center, Plaza Two,                                    Institutional Funds                          Society of the United
Jersey City, NJ 07311                                 (since July 2003); Senior                    States (financial
                                                      Advisor of Morgan Stanley                    services).
                                                      (since August 2000);
                                                      Director of the
                                                      Distributor and Dean
                                                      Witter Realty Inc.;
                                                      previously President and
                                                      Chief Operating Officer
                                                      of the Private Client
                                                      Group of Morgan Stanley
                                                      (May 1999-August 2000),
                                                      and President and Chief
                                                      Operating Officer of
                                                      Individual Securities of
                                                      Morgan Stanley (February
                                                      1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                              TERM OF
                             POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH      LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------- -------------  --------------  ----------------------------------------------
Ronald E. Robison (66)      President and  Since May 2003  President (since September 2005) and
1221 Avenue of the Americas Principal                      Principal Executive Officer of funds in the
New York, NY 10020          Executive                      Fund Complex (since May 2003); Managing
                            Officer                        Director of Morgan Stanley & Co. Incorporated
                                                           and Morgan Stanley; Managing Director and
                                                           Director of Morgan Stanley Investment
                                                           Management Inc., Morgan Stanley Distribution
                                                           Inc. and Morgan Stanley Distributors Inc.;
                                                           Managing Director, Chief Administrative
                                                           Officer and Director of Morgan Stanley
                                                           Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc.; Chief Executive
                                                           Officer and Director of Morgan Stanley Trust;
                                                           Director of Morgan Stanley SICAV (since May
                                                           2004); President (since September 2005) and
                                                           Principal Executive Officer (since May 2003)
                                                           of the Van Kampen Funds; previously,
                                                           Executive Vice President (July 2003-September
                                                           2005) of funds in the Fund Complex and the
                                                           Van Kampen Funds. He was also previously
                                                           President and Director of the Institutional
                                                           Funds (March 2001-July 2003), Chief Global
                                                           Operations Officer of Morgan Stanley
                                                           Investment Management Inc. and Chief
                                                           Executive Officer and Chairman of Van Kampen
                                                           Investor Services.

Joseph J. McAlinden (62)    Vice President Since July      Managing Director and Chief Investment
1221 Avenue of the Americas                1995            Officer of the Investment Adviser and Morgan
New York, NY 10020                                         Stanley Investment Management Inc.; Chief
                                                           Investment Officer of the Van Kampen Funds;
                                                           Vice President of the Institutional Funds
                                                           (since July 2003) and the Retail Funds (since
                                                           July 1995).

Barry Fink (50)             Vice President Since February  General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                1997            Director (since December 2000) of Morgan
New York, NY 10020                                         Stanley Investment Management; Managing
                                                           Director (since December 2000), Secretary
                                                           (since February 1997) and Director of the
                                                           Investment Adviser and the Administrator;
                                                           Vice President of the Retail Funds; Assistant
                                                           Secretary of Morgan Stanley DW; Vice
                                                           President of the Institutional Funds (since
                                                           July 2003); Managing Director, Secretary and
                                                           Director of the Distributor; previously
                                                           Secretary (February 1997-July 2003) and
                                                           General Counsel (February 1997-April 2004) of
                                                           the Retail Funds; Vice President and
                                                           Assistant General Counsel of the Investment
                                                           Adviser and the Administrator (February 1997-
                                                           December 2001).

Amy R. Doberman (43)        Vice President Since July      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                2004            Investment Management; Managing Director of
New York, NY 10020                                         Morgan Stanley Investment Management Inc. and
                                                           the Investment Adviser, Vice President of the
                                                           Institutional and Retail Funds (since July
                                                           2004); Vice President of the Van Kampen Funds
                                                           (since August 2004); previously, Managing
                                                           Director and General Counsel - Americas, UBS
                                                           Global Asset Management (July 2000-July 2004)
                                                           and General Counsel, Aeltus Investment
                                                           Management, Inc. (January 1997-July 2000).

Carsten Otto (41)           Chief          Since October   Executive Director and U.S. Director of
1221 Avenue of the Americas Compliance     2004            Compliance for Morgan Stanley Investment
New York, NY 10020          Officer                        Management (since October 2004); Executive
                                                           Director of the Investment Adviser and Morgan
                                                           Stanley Investment Management Inc.; formerly
                                                           Assistant Secretary and Assistant General
                                                           Counsel of the Morgan Stanley Retail Funds.

                                              TERM OF
                             POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH      LENGTH OF
     EXECUTIVE OFFICER       REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------  -------------  --------------  ----------------------------------------------
Stefanie V. Chang (38)      Vice President Since July      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                2003            Incorporated, Morgan Stanley Investment
New York, NY 10020                                         Management Inc. and the Investment Adviser;
                                                           Vice President of the Institutional Funds
                                                           (since December 1997) and the Retail Funds
                                                           (since July 2003); formerly practiced law with
                                                           the New York law firm of Rogers & Wells (now
                                                           Clifford Chance US LLP).

Francis J. Smith (40)       Treasurer and  Treasurer       Executive Director of the Investment Adviser
c/o Morgan Stanley Trust    Chief          since July      and the Administration (since December 2001);
Harborside Financial        Financial      2003 and Chief  previously, Vice President of the Retail
Center, Plaza Two,          Officer        Financial       Funds (September 2002-July 2003); Vice
Jersey City, NJ 07311                      Officer since   President of the Investment Adviser and the
                                           September 2002  Administrator (August 2000-November 2001) and
                                                           Senior Manager at PricewaterhouseCoopers LLP
                                                           (January 1998-August 2000).

Thomas F. Caloia (59)       Vice President Since July      Executive Director (since December 2002) and
c/o Morgan Stanley Trust                   2003            Assistant Treasurer of the Investment
Harborside Financial                                       Adviser, the Distributor and the
Center, Plaza Two,                                         Administrator; previously Treasurer of the
Jersey City, NJ 07311                                      Retail Funds (April 1989-July 2003); formerly
                                                           First Vice President of the Investment
                                                           Adviser, the Distributor and the
                                                           Administrator.

Mary E. Mullin (38)         Secretary      Since July      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                2003            Incorporated, Morgan Stanley Investment
New York, NY 10020                                         Management Inc. and the Investment Adviser;
                                                           Secretary of the Institutional Funds
                                                           (since June 1999) and the Retail Funds (since
                                                           July 2003); formerly practiced law with the
                                                           New York law firms of McDermott, Will & Emery
                                                           and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

                    Of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2005, 4.17% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38557RPT-RA05-00840P-Y08/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                    INCOME TRUST


                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                REGISTRANT           COVERED ENTITIES(1)
            AUDIT FEES                          $   32,666                        N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES             $      540 (2)            $           (2)
                 TAX FEES                       $    6,161 (3)            $           (4)
                 ALL OTHER FEES                 $        -                $         -
            TOTAL NON-AUDIT FEES                $    6,701                $

            TOTAL                               $   39,367                $

          2004

                                                REGISTRANT           COVERED ENTITIES(1)
            AUDIT FEES                          $   31,830                        N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES             $      452 (2)            $ 5,067,400 (2)
                 TAX FEES                       $    5,598 (3)            $   545,053 (4)
                 ALL OTHER FEES                 $        -                $         - (5)
            TOTAL NON-AUDIT FEES                $    6,050                $ 5,612,453

            TOTAL                               $   37,880                $ 5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005